LEASES (Schedule of future minimum non-cancelable rental commitments) (Details)	Jul. 31, 2015 USD ($)
LEASES [Abstract]
2016	$ 1,724,004
2017	1,724,004
2018	1,731,609
2019	1,731,609
2020	1,731,609
After 2020	14,630,256
Total required	$ 23,273,091	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $29,807,743 under operating leases due in the future under non-cancelable leases.